Loan Receivable Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loan receivables from related parties	$ 50,000	$ 89,353
Loans receivable, current	75,775	110,910
Kbrdige Resources Development Loan
Loan receivables from related parties	50,000	89,353
Loans receivable, current	50,000
Advance to Columbia Capital
Loan receivables from related parties			$ 10,000
Loans receivable, current	$ 25,775	$ 25,708